INVESTMENT MANAGEMENT
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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 24, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Investors Trust (the "Registrant")
(on behalf of Voya Balanced Income Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Form N-14 is being filed in connection with a reorganization in which Voya Balanced Income Portfolio ("Balanced Income"), a series of the Registrant, will acquire all of the assets of Voya Balanced Portfolio ("Balanced"), a series of Voya Balanced Portfolio, Inc., in exchange for shares of Balanced Income and the assumption by Balanced Income of the liabilities of Balanced.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 770-690-5568.

Regards,

/s/ Craig Foster

Craig Foster

Vice President and Counsel

Voya Investment Management

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